Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Disclosure and Measurement on Recurring Basis
Assets and liabilities measured on a recurring basis or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2021 using
	Total fair value at December 31, 2021	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
	(In millions)
Fair value disclosure

Cash equivalents:
Time deposits	16,262		16,262
Money market funds	3	3

Short-term investments:
Held-to-maturity debt investments	141,584		141,584

Long-term investments:
Time deposits and held-to-maturity debt investments	8,014		8,014

Notes payable, current portion	10,659		10,659

Notes payable, non-current portion	45,073		45,073

Convertible senior notes, non-current portion	9,547		9,547

Fair value measurements on a recurring basis

Short-term investments:
Available-for-sale debt investments	2,557		2,557

Long-term investments:
Equity investments at fair value with readily determinable fair value	16,375	16,375
Equity investments without readily determinable fair value using NAV practical expedient (i)	957
Investments accounted for at fair value	4,228	457		3,771
Available-for-sale debt investments	2,262			2,262

Other non-current assets
Derivative instruments	149		149

Total assets measured at fair value	26,528	16,832	2,706	6,033

Amounts due to related parties, current:
Financial liability	288		288

Total liabilities measured at fair value	288		288

			Fair value measurement or disclosure at December 31, 2022 using
	Total fair value at December 31, 2022		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	US$	RMB	RMB	RMB
	(In millions)
Fair value disclosure

Cash equivalents:
Time deposits	12,968	1,880		12,968
Money market funds	3	—	3

Short-term investments:
Held-to-maturity debt investments	120,464	17,466		120,464

Long-term investments:
Long-term time deposits and held-to-maturity investments	23,688	3,434		23,688

Notes payable, current portion	6,812	988		6,812

Convertible senior notes, current portion	6,756	980		6,756

Notes payable, non-current portion	36,268	5,258		36,268

Convertible senior notes, non-current portion	7,253	1,052		7,253

Fair value measurements on a recurring basis

Short-term investments:
Available-for-sale debt investments	855	124		855

Long-term investments:
Equity investments at fair value with readily determinable fair value	12,100	1,754	12,100
Equity investments without readily determinable fair value using NAV practical expedient (i)	945	137
Investments accounted for at fair value	4,616	669	97		4,519
Available-for-sale debt investments	2,447	355			2,447

Other non-current assets:
Derivative instruments	1,416	205		1,416

Total assets measured at fair value	22,379	3,244	12,197	2,271	6,966

Amounts due to related parties, current:
Financial liability	328	48		328

Total liabilities measured at fair value	328	48		328

(i)
Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Schedule of rolling forward of Investments accounted for at fair value categorized within Level 3 under the fair value hierarchy
Investments accounted for at fair value:

Amounts
RMB
(In millions)
Balance at December 31, 2020	2,238
Additions	475
Disposals	(59)
Net unrealized fair value increase recognized in earnings	1,187
Foreign currency translation adjustments	(20)
Transition to assets categorized within level 1 (i)	(50)

Balance at December 31, 2021	3,771

Additions	343
Disposals	(212)
Net unrealized fair value increase recognized in earnings	502
Foreign currency translation adjustments	115
Balance at December 31, 2022	4,519

Balance at December 31, 2022, in US$	655

(i)	The fair value hierarchy of certain equity investments were transferred from level 3 to level 1 due to the public listing of the investees during the year ended December 31, 2021.

Schedule of rolling forward of available-for-sale debt investments categorized within Level 3 under the fair value hierarchy
Available-for-sale
debt investments:

Amounts
RMB
(In millions)
Balance at December 31, 2020	2,607
Additions	67
Conversion to equity investment	(18)
Share of losses in excess of equity method investment in ordinary shares	(207)
Net unrealized fair value change recognized in other comprehensive income	(243)
Accrued interest	75
Foreign currency translation adjustments	(19)

Balance at December 31, 2021	2,262
Additions	10
Conversion from equity investment	657
Share of losses in excess of equity method investment in ordinary shares	(161)
Net unrealized fair value change recognized in other comprehensive income	(432)
Accrued interest	78
Foreign currency translation adjustments	33

Balance at December 31, 2022	2,447

Balance at December 31, 2022, in US$	355

Summary of Assets Measured at Fair Value on a Non-Recurring Basis
The following table summarizes the Group’s financial assets held as of December 31, 2021 and 2022 for which a non-recurring
fair value measurement was recorded during the years ended December 31, 2021 and 2022:

	Total Balance		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment		Impairment
	RMB	US$	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In millions)
Fair value measurements on a non-recurring basis

As of December 31, 2021
Long-term investments (i)	9,653			145	9,508	896		(4,316)
Produced content monetized on its own (ii)	30				30			(161)

As of December 31, 2022
Long-term investments (i)	3,466	503	99	29	3,338	256	37	(3,025)	(438)
Produced content monetized on its own (ii)	85	12			85			(68)	(10)

(i)
Due to factors such as the outbreak of coronavirus
(COVID-19)
resulting in declined financial performances and changes in business circumstances of certain investees, the Group recognized impairment charges of long-term investments in the consolidated statement of comprehensive income during the years ended December 31, 2021 and 2022. For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured
to fair value.

(ii)
Due to adverse changes in the expected performance of certain produced content and the reduced amount of ultimate revenue expected to be recognized, iQIYI performed an assessment to determine whether the fair value was less than unamortized content costs. iQIYI uses a discounted cash flow approach to estimate the fair value of the produced content titles predominantly monetized on its own. The significant unobservable inputs (level 3) include forecasted future revenues, production costs required to complete the content and exploitation and participation costs. iQIYI considers the historical performance of similar content, the forecasted performance and/or preliminary actual performance subsequent to the release of the produced content in estimating the fair value. Based on the above assessment, certain produced content predominantly monetized on its own were determined to be impaired and re-measured to the fair value as of each quarter end. Impairment charges of RMB205 million, RMB161 million and RMB68 million (US$10 million) were recognized for produced content predominantly monetized on its own and was recognized as cost of revenues in the consolidated statements of comprehensive income for the years ended December 31, 2020, 2021 and 2022, respectively. The outbreak of COVID-19 during the first quarter of 2020 negatively impacted iQIYI’s operations and financial performance and resulted in a downward adjustment to forecasted advertising revenues for the Mainland China film group that resulted in the fair value of the Mainland China film group being less than its corresponding carrying amount. As a result, an impairment charge of RMB390 million related to licensed copyrights (Note 6) and RMB210 million related to produced content (Note 7), respectively, was recognized as cost of revenues for the year ended December 31, 2020.